NET LOSS PER SHARE - Basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Phoenix Tree Holdings Limited	$ (493,383)	¥ (3,434,832)	¥ (1,365,615)	¥ (271,524)
Accretion and modification of redeemable convertible preferred shares	(50,096)	(348,756)	(111,132)	(14,123)
Net loss attributable to ordinary shareholders of Phoenix Tree Holdings Limited	$ (543,479)	¥ (3,783,588)	¥ (1,476,747)	¥ (285,647)
Denominator:
Weighted average number of ordinary shares	251,347,723	251,347,723	185,677,083	111,848,958
Denominator for basic and diluted net loss per share calculation	251,347,723	251,347,723	185,677,083	111,848,958
Net loss per ordinary share
-Basic and diluted (In CNY per share) | (per share)	$ (2.16)	¥ (15.05)	¥ (7.95)	¥ (2.55)